Balance Sheet Details - Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,893	$ 1,477	$ 1,082
Less: accumulated depreciation and amortization	(941)	(794)	(643)
Total	952	683	439
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,088	908	827
Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	607	392
Computer Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	114	93	102
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	67	67	138
Office Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 17	$ 17	$ 15